COMMITMENTS AND CONTINGENCIES - Operating Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 429	$ 624
2026	172	170
2027	95	94
2028	97	97
2029	79
Total	$ 872	$ 1,064	$ 768